INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
INCOME TAXES
Net operating loss carry forwards	$ 3,010,852
Expiration year	through the year 2038.
Net deferred tax assets, valuation allowance	100.00%	100.00%